UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2017 to September 30, 2017

Item 1:                                                        Schedule of Investments

Credit Suisse Trust - Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (73.6%)
$10,100	Federal Farm Credit Banks, FCPR DLY - 2.780%(1)	(AA+, Aaa)	06/12/18	1.470	$10,126,206
5,687	Federal Farm Credit Banks, LIBOR 1M + 0.170%(1)	(AA+, Aaa)	01/22/19	1.406	5,702,890
7,200	Federal Farm Credit Banks, LIBOR 1M + 0.175%(1)	(AA+, Aaa)	02/25/19	1.412	7,226,860
8,400	Federal Farm Credit Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	03/15/19	1.384	8,429,499
5,600	Federal Farm Credit Banks, USBMMY3M + 0.120%(1)	(AA+, Aaa)	05/08/19	1.173	5,602,854
7,000	Federal Farm Credit Banks, FEDL01 - 0.025%(1)	(AA+, Aaa)	06/18/19	1.135	6,998,209
3,600	Federal Farm Credit Banks, USBMMY3M + 0.090%(1)	(AA+, Aaa)	06/19/19	1.143	3,598,894
8,100	Federal Farm Credit Banks, LIBOR 1M + 0.190%(1)	(AA+, Aaa)	08/19/19	1.427	8,142,003
3,600	Federal Farm Credit Banks, LIBOR 3M - 0.010%(1)	(AA+, Aaa)	09/23/19	1.318	3,609,864
4,900	Federal Farm Credit Banks, FCPR DLY - 3.075%(1)	(AA+, Aaa)	09/25/19	1.175	4,899,036
2,900	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/11/19	1.415	2,914,539
5,200	Federal Farm Credit Banks, LIBOR 1M + 0.180%(1)	(AA+, Aaa)	10/24/19	1.417	5,224,147
7,900	Federal Farm Credit Banks, LIBOR 3M - 0.060%(1)	(AA+, Aaa)	10/25/19	1.254	7,912,817
1,800	Federal Farm Credit Banks, FCPR DLY - 3.010%(1)	(AA+, Aaa)	07/21/20	1.240	1,798,753
4,700	Federal Farm Credit Banks, LIBOR 1M + 0.010%(1)	(AA+, Aaa)	08/24/20	1.247	4,702,003
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.200%(1)	(AA+, Aaa)	10/26/20	1.438	4,021,047
4,000	Federal Farm Credit Banks, LIBOR 1M + 0.350%(1)	(AA+, Aaa)	02/05/21	1.581	4,038,423
4,400	Federal Farm Credit Banks, LIBOR 1M + 0.260%(1)	(AA+, Aaa)	11/23/21	1.497	4,436,907
800	Federal Farm Credit Banks, LIBOR 1M + 0.240%(1)	(AA+, Aaa)	01/18/22	1.474	803,581
8,050	Federal Farm Credit Banks, LIBOR 1M + 0.400%(1)	(AA+, Aaa)	12/08/23	1.632	8,109,640
2,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	11/13/17	1.035	1,997,690
4,800	Federal Home Loan Banks, LIBOR 3M - 0.070%(1)	(AA+, Aaa)	10/27/17	1.247	4,800,681
5,200	Federal Home Loan Banks, LIBOR 1M + 0.070%(1)	(AA+, Aaa)	11/24/17	1.307	5,201,741
5,700	Federal Home Loan Banks, LIBOR 3M - 0.120%(1)	(AA+, Aaa)	09/20/18	1.205	5,704,231
11,165	Federal Home Loan Banks	(AA+, Aaa)	10/01/18	0.875	11,117,113
5,300	Federal Home Loan Banks	(AA+, Aaa)	01/16/19	1.250	5,287,757
6,500	Federal Home Loan Banks, LIBOR 1M + 0.085%(1)	(AA+, Aaa)	03/13/19	1.151	6,499,223
9,200	Federal Home Loan Banks	(AA+, Aaa)	08/28/19	1.550	9,200,800
6,000	Federal Home Loan Banks, LIBOR 3M + 0.125%(1)	(AA+, Aaa)	07/01/20	1.460	6,038,924
1,500	Federal Home Loan Banks, LIBOR 1M + 0.150%(1)	(AA+, Aaa)	09/28/20	1.384	1,507,012
6,000	Federal Home Loan Banks	(AA+, Aaa)	07/23/21	2.000	5,979,600
5,800	Federal Home Loan Mortgage Corp., LIBOR 3M - 0.030%(1)	(AA+, Aaa)	01/08/18	1.274	5,803,359
4,600	Federal Home Loan Mortgage Corp., LIBOR 3M + 0.020%(1)	(AA+, Aaa)	03/08/18	1.337	4,604,783
8,500	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	04/26/19	1.000	8,498,793
13,050	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/26/19	1.600	13,041,635
2,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/15/19	1.375	2,592,668
6,600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/27/19	1.500	6,589,222
4,500	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	02/02/18	1.100	4,483,089
6,000	Federal Home Loan Mortgage Corp. Discount Notes	(AA+, Aaa)	02/05/18	1.080	5,976,900
5,200	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	5,178,493
3,400	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	3,389,375
14,000	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	02/28/19	1.234	14,018,979
17,100	Federal National Mortgage Association, LIBOR 1M + 0.000%(1)	(AA+, Aaa)	03/08/19	1.232	17,121,880
8,000	Federal National Mortgage Association, LIBOR 3M - 0.150%(1)	(AA+, Aaa)	03/13/20	1.167	8,004,818
6,700	Federal National Mortgage Association, LIBOR 3M - 0.160%(1)	(AA+, Aaa)	03/25/20	1.168	6,700,819
3,200	Federal National Mortgage Association	(AA+, Aaa)	04/27/20	1.800	3,200,675
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $280,452,303)					280,838,432

UNITED STATES TREASURY OBLIGATIONS (22.0%)
1,241	United States Treasury Floating Rate Notes, USBMMY3M + 0.272%(1),(3)	(AA+, Aaa)	01/31/18	1.325	1,242,199
2,500	United States Treasury Floating Rate Notes, USBMMY3M + 0.190%(1),(3)	(AA+, Aaa)	04/30/18	1.243	2,502,999
4,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.174%(1),(3)	(AA+, Aaa)	07/31/18	1.227	4,006,296
8,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.170%(1),(3)	(AA+, Aaa)	10/31/18	1.223	8,013,442
12,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.140%(1)	(AA+, Aaa)	01/31/19	1.193	12,020,861
24,000	United States Treasury Floating Rate Notes, USBMMY3M + 0.070%(1),(3)	(AA+, Aaa)	04/30/19	1.123	24,017,531
20,100	United States Treasury Floating Rate Notes, USBMMY3M + 0.060%(1),(3),(4)	(AA+, Aaa)	07/31/19	1.113	20,104,565
5,300	United States Treasury Notes	(AA+, Aaa)	03/31/18	0.875	5,290,725
4,000	United States Treasury Notes	(AA+, Aaa)	04/30/18	0.625	3,985,553
2,000	United States Treasury Notes	(AA+, Aaa)	06/15/18	1.125	1,997,969

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$1,000	United States Treasury Notes	(AA+, Aaa)	07/15/18	0.875	$996,679
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $84,126,825)					84,178,819

SHORT-TERM INVESTMENT (3.0%)
11,436	State Street Bank and Trust Co. Euro Time Deposit (Cost $11,436,032)		10/02/17	0.120	11,436,032

TOTAL INVESTMENTS AT VALUE (98.6%) (Cost $376,015,160)					376,453,283

OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)					5,348,772

NET ASSETS (100.0%)					$381,802,055

†                                           Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)                                     Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2017.

(2)                                     Step Bond — The interest rate shown is as of September 30, 2017 and will reset at a future date.

(3)                                     At September 30, 2017, $13,334,618 in the value of these securities has been pledged as collateral for open swap contracts.

(4)                                     At September 30, 2017, $2,600,591 in the value of this security has been pledged as collateral with a Futures Commission Merchant (“FCM”).

INVESTMENT ABBREVIATION

FCPR = Federal Reserve Bank Prime Loan Rate US

FEDL01 = US Federal Funds Effective Rate

LIBOR = London Interbank Offered Rate

USBMMY3M = US Treasury 3 Month Bill Money Market Yield

Futures Contracts

Contract Description	Currency	Expiration Date	Notional of Contract	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Energy
Crude Oil Futures	USD	Dec 2018	61	$3,306,940	$(4,838)
Contracts to Sell
Energy
Crude Oil Futures	USD	Mar 2018	(61)	(3,357,580)	$14,371
Net unrealized appreciation (depreciation)					$9,533

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$17,495,054	10/24/17	CIBC	Bloomberg Commodity Index Total Return	1.17%	$—	$—	$(231,839)
USD	13,382,763	10/24/17	CIBC	Bloomberg Commodity Index 2 Month Forward Total Return	1.22%	—	—	(150,400)
USD	13,453,352	10/24/17	Citigroup	Bloomberg Commodity Index Total Return	1.17%	—	—	(178,280)
USD	39,036,947	10/24/17	Citigroup	Bloomberg Commodity Index 2 Month Forward Total Return	1.22%	—	—	(438,709)
USD	14,336,229	10/24/17	JPMorgan Chase	Bloomberg Commodity Index 2 Month Forward Total Return	1.21%	—	—	(161,080)
USD	13,993,661	10/24/17	JPMorgan Chase	Bloomberg Commodity Index Total Return	1.15%	—	—	(185,371)
USD	4,145,785	10/24/17	Macquarie	Bloomberg Commodity Index Total Return	1.14%	—	—	(54,908)
USD	42,375,650	10/24/17	Macquarie	Macquarie Commodity Customized Product 112T Index	1.31%	—	—	(539,950)
USD	5,015,457	10/24/17	Bank of America	Bloomberg Commodity Index Total Return	1.15%	—	—	(66,439)
USD	13,027,626	10/24/17	Bank of America	Bloomberg Commodity Index 2 Month Forward Total Return	1.21%	—	—	(146,376)
USD	33,139,821	10/24/17	Bank of America	Merrill Lynch Commodity Index Extra CS2T Total Return	1.31%	—	—	(425,190)
USD	41,113,990	10/24/17	Morgan Stanley	Bloomberg Commodity Index 2 Month Forward Total Return	1.23%	—	—	(462,153)

Currency	Notional Amount	Expiration Date	Counterparty	Receive Return of the Reference Index	Pay	Upfront Premiums Paid	Upfront Premiums Received	Net Unrealized Appreciation (Depreciation)
USD	$5,194,800	10/24/17	RBC Capital	Bloomberg Commodity Index Total Return	1.17%	$—	$—	$(68,840)
USD	9,792,252	10/24/17	RBC Capital	Bloomberg Commodity Index 2 Month Forward Total Return	1.25%	—	—	(110,121)
USD	20,949,042	10/24/17	Societe Generale	Bloomberg Commodity Index Total Return	1.17%	—	—	(277,610)
USD	25,597,270	10/24/17	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	1.25%	—	—	(287,860)
USD	36,276,747	10/24/17	Societe Generale	Societe Generale P04 TR Index	1.31%	—	—	(444,162)
USD	23,243,171	10/24/17	UBS	Bloomberg Commodity Index Total Return	1.16%	—	—	(307,954)
USD	13,980,712	10/24/17	UBS	Bloomberg Commodity Index 2 Month Forward Total Return	1.20%	—	—	(157,051)
								$(4,694,293)

SECURITY VALUATION —  The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved and established by the Board.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•       Level 1—quoted prices in active markets for identical investments

•       Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•       Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2017 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$280,838,432	$—	$280,838,432
United States Treasury Obligations	—	84,178,819	—	84,178,819
Short-term Investments	—	11,436,032	—	11,436,032
	$—	$376,453,283	$—	$376,453,283
Other Financial Instruments*
Futures Contracts	$14,371	$—	$—	$14,371

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$4,838	$—	$—	$4,838
Swap Contracts**	—	$4,694,293	—	4,694,293

*                             Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

**                        Value includes any premium paid or received with respect to swap contracts, if applicable.

During the period ended September 30, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: November 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: November 9, 2017

/s/Laurie Pecha
Name: Laurie Pecha
Title: Chief Financial Officer
Date: November 9, 2017